Insurance (Tables)	12 Months Ended
Oct. 31, 2025
Insurance [Abstract]
Summary of Insurance Service Result
The following table shows components of the insurance

service result
included in the Consolidated Statement of

Income for the Bank which includes

the results of property and casualty insurance,

life and health insurance, as well as
reinsurance issued and held in Canada and

internationally.
Insurance Service Result
(millions of Canadian dollars) For the year ended
October 31, 2025 October 31, 2024
Insurance revenue $ 7,737 $ 6,952
Insurance service expenses 6,089 6,647
Insurance service result before reinsurance

contracts held

1,648 305
Net income (expense) from reinsurance

contracts held
(172) 524
Insurance service result $ 1,476 $ 829

Summary of Movements in Property and Casualty Insurance Liabilities
The following table presents movements in

the property and casualty insurance liabilities.
Property and casualty insurance contract

liabilities by LRC and LIC
(millions of Canadian dollars) For the year ended October 31, 2025
Liabilities for remaining coverage Liabilities for incurred claims Total
Excluding Estimates of the
loss Loss present value of Risk
component component future cash flows adjustment
Insurance contract liabilities at beginning

of year
$ 714 $ 101 $ 5,989 $ 221 $ 7,025
Insurance revenue (6,230) (6,230)
Insurance service expenses:
Incurred claims and other insurance service

expenses
– (148) 4,420 70 4,342
Amortization of insurance acquisition cash

flows
864 – – – 864
Losses (reversal of losses) on onerous

contracts
– 163 – – 163
Changes to liabilities for incurred claims – – (34) (116) (150)
Insurance service result (5,366) 15 4,386 (46) (1,011)
Insurance finance expenses 2 – 332 11 345
Total changes in the Consolidated Statement of Income (5,364) 15 4,718 (35) (666)
Cash flows:
Premiums received 6,268 – – – 6,268
Claims and other insurance service expenses

paid
– – (4,576) – (4,576)
Acquisition cash flows paid (912) – – – (912)
Total cash flows 5,356 – (4,576) – 780
Insurance contract liabilities at end of year $ 706 $ 116 $ 6,131 $ 186 $ 7,139
Property and casualty insurance contract

liabilities by LRC and LIC
(millions of Canadian dollars) For the year ended October 31, 2024
Liabilities for remaining coverage Liabilities for incurred claims Total
Excluding Estimates of the
loss Loss present value of Risk
component component future cash flows adjustment
Insurance contract liabilities at beginning

of year
$ 630 $ 129 $ 4,740 $ 220 $ 5,719
Insurance revenue (5,506) – – – (5,506)
Insurance service expenses:
Incurred claims and other insurance service

expenses
– (145) 5,099 96 5,050
Amortization of insurance acquisition cash

flows
803 – – – 803
Losses (reversal of losses) on onerous

contracts
– 117 – – 117
Changes to liabilities for incurred claims – – (65) (114) (179)
Insurance service result (4,703) (28) 5,034 (18) 285
Insurance finance expenses 7 – 479 19 505
Total changes in the Consolidated Statement of Income (4,696) (28) 5,513 1 790
Cash flows:
Premiums received 5,576 – – – 5,576
Claims and other insurance service expenses

paid
– – (4,264) – (4,264)
Acquisition cash flows paid (796) – – – (796)
Total cash flows 4,780 – (4,264) – 516
Insurance contract liabilities at end of year $ 714 $ 101 $ 5,989 $ 221 $ 7,025

Incurred Claims by Accident Year
The following table shows the estimates of

the insurance liabilities for incurred

claims net of reinsurance assets for incurred

claims (net LIC) with subsequent
developments during the periods and cumulative

payments to date. The original estimates

are evaluated monthly for redundancy or

deficiency. The evaluation is
based on actual payments in full or partial

settlement of claims and current estimates

of the net LIC related to claims still open

or claims still unreported.
Incurred Claims by Accident Year
(millions of Canadian dollars) Accident Year
2016

and prior 2017 2018 2019 2020 2021 2022 2023 2024 2025 Total
Net ultimate claims cost at

end of accident year $ 6,645 $ 2,425 $ 2,631 $ 2,727 $ 2,646 $ 2,529 $ 3,242 $ 3,830 $ 4,478 $ 4,397
Revised estimates
One year later 6,327 2,307 2,615 2,684 2,499 2,367 3,182 4,039 4,515
Two years later 5,990 2,258 2,573 2,654 2,412 2,278 3,167 3,994
Three years later 5,647 2,201 2,522 2,575 2,278 2,225 3,165
Four years later 5,440 2,151 2,465 2,489 2,230 2,211
Five years later 5,377 2,108 2,408 2,474 2,224
Six years later 5,315 2,086 2,396 2,471
Seven years later 5,281 2,078 2,399
Eight years later 5,267 2,078
Nine years later 5,266
Current estimates of

cumulative net claims 5,266 2,078 2,399 2,471 2,224 2,211 3,165 3,994 4,515 4,397
Cumulative net claims paid to date (5,115) (2,033) (2,309) (2,335) (2,059) (1,961) (2,662) (3,057) (3,010) (2,178)
Net undiscounted provision
for unpaid claims 151 45 90 136 165 250 503 937 1,505 2,219 $ 6,001
Effect of discounting (517)
Effect of risk adjustment for
non-financial risk 167
Net liabilities for incurred claims $ 5,651
Insurance liabilities for incurred claims 6,317
Reinsurance assets for incurred claims (666)

Summary of Sensitivity Analysis for Actuarial Assumptions
The following table outlines the sensitivity of

the Bank’s property and casualty LIC to reasonably

possible movements in the discount

rate, risk adjustment, and
the frequency and severity of claims, with

all other assumptions held constant.

Movements in the assumptions may be non-linear.
Sensitivity of Critical Assumptions – Property

and Casualty Insurance
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Impact on net

Impact on net

income (loss)

income (loss)

before Impact on before Impact on
income taxes equity income taxes equity
Impact of a 1% change
Discount rate
Increase in assumption $ 135 $ 100 $ 121 $ 90
Decrease in assumption (143) (107) (129) (95)
Impact of a 5% change
Frequency of claims
Increase in assumption $ (202) $ (150) $ (182) $ (135)
Decrease in assumption 202 150 182 135
Severity of claims
Increase in assumption (289) (215) (288) (213)
Decrease in assumption 289 215 288 213
Risk adjustment
Increase in assumption

(39)

(29)

(52)

(38)
Decrease in assumption 34 25 40 29